DEFERRED IPO COSTS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
DEFERRED IPO COSTS

(4) Deferred IPO costs

Deferred IPO costs consist of the following as of March 31, 2025, and September 30, 2024:

	2025	2024
	（Unaudited）
IPO legal fees	$425,070	$259,842
IPO audit fees	123,975	75,667
Total	$549,045	$335,509

(4) Deferred IPO costs Deferred IPO costs consist of the following as of September 30, 2024, and 2023:
	2024	2023
IPO legal fees	$259,842	178,936
IPO audit fees	75,667	46,096
Total	$335,509	$225,032